Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions [Line Items]
Other provisions	€ 688	€ 1,011
Other provisions, Amount expected to be settled within twelve months	146
Credit replacement facilities [Member]
Disclosure of Provisions [Line Items]
Other provisions	25	42
Non credit replacement facilities [Member]
Disclosure of Provisions [Line Items]
Other provisions	€ 93	€ 80